Private Placement Warrants - Narrative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Common Class A [Member]
Share price		$ 11.5
Common Class A [Member] | DPCM Capital, Inc. [Member]
Share price	$ 11.5
Private Placement Warrants [Member]
Number of shares issued (in Shares) | shares		8,000,000
Share issued, value (in Dollars)		$ 8,000,000
Share price		$ 1
Private Placement Warrants [Member] | DPCM Capital, Inc. [Member]
Number of shares issued (in Shares) | shares	8,000,000
Share issued, value (in Dollars)	$ 8,000,000
Share price	$ 1